As filed with the Securities and Exchange Commission on August 15, 2011

Securities Act No. 33-44964

Investment Company Act File No. 811-6526

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 139	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 141	☒

The Boston Trust & Walden Funds

(Exact Name of Registrant as Specified in Charter)

3435 Stelzer Road, Columbus, Ohio 43219

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (614) 470-8000

Michael V. Wible

Thompson Hine LLP

41 S. High Street,

Suite 1700 Columbus, Ohio 43215

(Address of Agent for Service)

With Copies to:

Jennifer Hankins

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, Ohio 43219

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ on 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus in the state of Ohio on the 15th day of August, 2011.

The Boston Trust & Walden Funds

By:	/s/ Lucia Santini
Lucia Santini
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Diane E. Armstrong	Trustee	August 15, 2011

Diane E. Armstrong*

/s/ Michael M. Van Buskirk	Trustee	August 15, 2011

Michael M. Van Buskirk*

/s/ James H. Woodward	Trustee	August 15, 2011

James H. Woodward*

/s/ Lucia Santini	Trustee and President	August 15, 2011
Principal Executive Officer
Lucia Santini

/s/ Jennifer Ellis	Treasurer	August 15, 2011
Principal Financial and Accounting Officer
Jennifer Ellis**

By:	/s/ Michael V. Wible

Michael V. Wible, as attorney-in-fact

* Pursuant to power of attorney filed with Post-Effective Amendment No 107 on August 2, 2007

** Pursuant to power of attorney filed herewith.

C-6

POWER OF ATTORNEY

WHEREAS, Boston Trust & Walden Funds (the “Trust”), a Massachusetts business trust organized under the laws of the Commonwealth of Massachusetts, periodically files amendments to its Registration Statement with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended; and

WHEREAS, the undersigned is the Trustee of the Trust.

NOW THEREFORE, the undersigned hereby constitutes and appoints Michael V. Wible and JoAnn M. Strasser as attorneys for her and in her name, place and stead, and in her office and capacity in the Trust, to execute and file any Amendment or Amendments to the Trust’s Registration Statement, hereby giving and granting to said attorneys full power and authority to do and perform all and every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as she might or could do if personally present at the doing thereof, hereby ratifying and confirming all that said attorneys may or shall lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 12th day of August, 2011.

/s/ Jennifer Ellis
Jennifer Ellis
Treasurer/Principal Financial Officer

COMMONWEALTH OF MASSACHUSETTS	)
) ss:
COUNTY OF SUFFOLK	)

Before me, a Notary Public, in and for said county and state, personally appeared Jennifer Ellis, known to me to be the person described in and who executed the foregoing instrument, and who acknowledged to me that he/she executed and delivered the same for the purposes therein expressed.

WITNESS my hand and official seal this 12th day of August, 2011.

/s/ Kelly-Jo R. Bowen
Notary Public

My commission expires:	6/1/2018

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.

Risk/return summary of each Fund’s prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)